Note 30 - Related Parties - Key Management Personnel and Entities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Key management salaries and bonuses		$ 2,041	$ 2,033	$ 2,452
Cash-settled share-based expense*	[1]	1,164	788	24
Total		$ 3,205	$ 2,821	$ 2,476

[1]	Amount inclusive of $311 of the cash settled share based payment that is classified as production costs.